BNY Mellon Active Core Bond ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 11.1%
Asset-Backed Certificates — 8.5%
Affirm Master Trust, Ser. 2026-1A, Cl. B(b)	4.57	2/15/2034	1,080,000	1,075,549
Affirm Master Trust, Ser. 2026-1A, Cl. C(b)	4.72	2/15/2034	1,010,000	1,005,090
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	100,000	99,969
Amur Equipment Finance Receivables XV LLC, Ser. 2025-1A, Cl. A2(b)	4.70	9/22/2031	268,301	269,850
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	308,594	306,388
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. B(b)	5.30	6/17/2036	739,000	737,372
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(b)	5.33	4/15/2051	245,547	243,805
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(b)	4.90	2/25/2056	478,885	474,301
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-4A, Cl. A2(b)	5.52	12/20/2055	1,250,000	1,259,964
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	367,000	366,998
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	1,000,000	983,831
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(b)	5.20	5/20/2056	302,030	303,163
DLLMT LLC, Ser. 2026-1A, Cl. A2(b)	4.03	7/20/2028	875,000	874,544
DLLMT LLC, Ser. 2026-1A, Cl. A3(b)	4.20	12/20/2029	314,000	312,846
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2II(b)	3.15	4/25/2051	145,875	133,409
Foundation Finance Trust, Ser. 2021-1A, Cl. C(b)	2.99	5/15/2041	175,163	170,067
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	196,398	193,279
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(b)	4.93	5/15/2041	173,000	173,824
HPEFS Equipment Trust, Ser. 2024-2A, Cl. D(b)	5.82	4/20/2032	235,000	237,879
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(b)	5.25	4/17/2056	237,000	234,833
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	543,125	549,455
MAPS Trust, Ser. 2026-1A, Cl. A(b)	5.20	1/15/2051	975,756	957,435
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	545,410	537,372
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,099,000	1,097,287
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.27	4/20/2056	25,000	25,087
Mtp Abs Funding LLC, Ser. 2026-1A, Cl. A2(b)	5.20	4/25/2056	1,013,158	1,010,602
NMEF Funding LLC, Ser. 2026-A, Cl. A3(b)	4.20	2/15/2034	148,000	146,960
Phantom Aviation, Ser. 2026-1A, Cl. A(b)	5.24	1/15/2051	348,883	340,505
PK Alift Loan Funding 8 LP, Ser. 2026-1, Cl. A(b)	4.61	9/15/2043	273,000	267,208
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(b)	4.47	1/18/2033	100,000	100,053
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(b)	6.45	7/15/2036	325,000	330,632
Retained Vantage Data Centers Issuer LLC, Ser. 2023-2A, Cl. A2(b)	5.05	9/15/2048	429,500	424,918
Retained Vantage Data Centers Issuer LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/15/2049	1,213,000	1,185,590
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. B(b)	4.44	12/26/2035	1,000,000	993,485
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(b)	4.74	12/26/2035	504,000	500,757
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	1,000,000	972,291
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(b)	5.22	6/20/2056	498,704	499,114
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(b)	5.35	4/19/2056	495,877	493,989
Triton Container Finance IX LLC, Ser. 2026-1A, Cl. A(b)	5.26	5/20/2051	900,000	898,535
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(b)	4.69	3/15/2056	361,000	351,902
Verizon Master Trust, Ser. 2024-6, Cl. C	4.67	8/20/2030	145,000	144,973
Verizon Master Trust, Ser. 2025-8, Cl. B(b)	4.41	8/22/2033	155,000	152,939
Verizon Master Trust, Ser. 2025-9, Cl. C	4.41	10/21/2030	325,000	324,064

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 11.1% (continued)
Asset-Backed Certificates — 8.5% (continued)
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	997,500	984,676
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.55	4/20/2056	714,920	715,847
				23,462,637
Asset-Backed Certificates/Auto Receivables — 2.6%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-1A, Cl. A(b)	5.25	4/20/2029	1,000,000	1,011,779
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. B(b)	4.46	2/20/2030	625,000	616,543
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-1, Cl. C	4.44	11/17/2031	504,000	498,962
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	175,000	170,224
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. B	5.04	10/10/2028	250,000	251,184
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(b)	5.84	7/10/2029	190,000	193,901
Exeter Automobile Receivables Trust, Ser. 2026-1A, Cl. C	4.40	5/17/2032	758,000	748,406
Ford Credit Auto Owner Trust, Ser. 2022-1, Cl. C(b)	4.67	11/15/2034	250,000	250,112
Ford Credit Auto Owner Trust, Ser. 2025-2, Cl. B(b)	4.67	2/15/2038	575,000	573,486
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(b)	4.98	7/16/2029	800,000	803,874
Hertz Vehicle Financing III LLC, Ser. 2025-1A, Cl. A(b)	4.91	9/25/2029	150,000	150,602
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(b)	3.92	4/15/2031	574,000	568,555
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	750,000	747,722
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	487,000	483,927
				7,069,277
Total Asset-Backed Securities (cost $30,765,746)				30,531,914
Collateralized Loan Obligations — 4.6%
Collateralized Loan Obligations Debt — 4.6%
Apidos LV CLO, Ser. 2025-55A, Cl. A1, (3 Month TSFR +1.21%)(b),(c)	4.89	1/20/2039	1,500,000	1,500,846
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	4.97	7/25/2038	250,000	251,148
Benefit Street Partners 47 Ltd. CLO, Ser. 2026-47A, Cl. A, (3 Month TSFR +1.19%)(b),(c)	4.86	4/15/2039	1,125,000	1,125,422
Churchill NCDLC LLC CLO-II, Ser. 2023-2A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.06	1/20/2039	1,500,000	1,493,736
Eldridge MMPC Ltd. CLO, Ser. 2026-1A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.02	1/15/2037	1,250,000	1,250,826
Fortress Credit Opportunities XXXIII LLC CLO, Ser. 2026-33A, Cl. A1T, (3 Month TSFR +1.43%)(b),(c)	5.15	4/20/2038	1,500,000	1,502,288
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.87	4/15/2039	1,294,240	1,294,240
MCF 11 LLC CLO, Ser. 2026-1A, Cl. A1, (3 Month TSFR +1.42%)(b),(c)	5.01	4/20/2038	1,500,000	1,485,677
PFP Ltd., Ser. 2026-14, Cl. A, (1 Month TSFR +1.32%)(b),(c)	4.97	12/18/2043	400,000	400,495
RIN XIII LLC, Ser. 2026-1A, Cl. D, (3 Month TSFR +2.85%)(b),(c)	6.51	4/15/2039	1,000,000	1,002,473
RR 44 Ltd., Ser. 2026-44A, Cl. A1A, (3 Month TSFR +1.17%)(b),(c)	4.84	4/15/2041	1,500,000	1,499,856
Total Collateralized Loan Obligations (cost $12,825,902)				12,807,007
Commercial Mortgage-Backed — 4.2%
Commercial Mortgage Pass-Through Certificates — 4.2%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	855,692	851,631
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	508,336	504,423
Barclays Commercial Mortgage Trust, Ser. 2019-C5, Cl. A4	3.06	11/15/2052	225,000	213,405
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	1,190,000	1,211,801
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,210,417	1,206,910
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.03	2/15/2043	450,000	451,753

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 4.2% (continued)
Commercial Mortgage Pass-Through Certificates — 4.2% (continued)
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	1,088,854	1,093,835
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(b)	5.12	5/25/2071	100,000	99,788
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	246,309	248,326
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(b)	5.09	3/25/2071	159,438	158,849
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	1,500,000	1,495,370
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(b)	4.74	12/25/2065	616,720	610,643
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	342,132	343,294
OBX Trust, Ser. 2026-NQM6, Cl. A1(b)	5.06	4/26/2066	366,041	364,741
Verus Securitization Trust, Ser. 2025-11, Cl. A1(b)	4.91	11/25/2070	1,161,867	1,156,002
Verus Securitization Trust, Ser. 2025-5, Cl. A1(b)	5.43	6/25/2070	788,509	791,534
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071	716,423	708,913
Total Commercial Mortgage-Backed (cost $11,592,817)				11,511,218
Corporate Bonds and Notes — 42.5%
Aerospace & Defense — .9%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,375,000	2,413,260
Agriculture — .7%
BAT Capital Corp., Gtd. Notes(d)	5.63	8/15/2035	1,000,000	1,032,431
Bunge Ltd. Finance Corp., Gtd. Notes	5.15	3/19/2036	833,000	830,616
				1,863,047
Airlines — 1.8%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,466,037	2,432,794
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	2,684,534	2,600,730
				5,033,524
Automobiles & Components — 2.3%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.75	4/6/2033	600,000	598,875
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	710,000	720,686
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	2,700,000	2,778,446
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	2,250,000	2,341,845
				6,439,852
Banks — 10.0%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	1,500,000	1,534,352
Bank of America Corp., Sub. Notes	5.49	4/23/2037	1,118,000	1,113,289
Barclays PLC, Sub. Notes	4.84	5/9/2028	1,800,000	1,803,975
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	600,000	599,599
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.25	3/5/2031	2,500,000	2,529,751
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	60,000	59,451
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	3,685,000	3,682,952
Credit Agricole SA, Sr. Notes(b)	6.32	10/3/2029	2,245,000	2,326,602
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	1,570,000	1,411,355
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(e)	6.50	4/1/2030	1,130,000	1,158,986
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	1,187,000	1,168,019
Morgan Stanley, Sr. Unscd. Notes	4.71	3/12/2032	1,369,000	1,356,762
Morgan Stanley, Sub. Notes	5.31	1/18/2041	623,000	608,760
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	1,375,000	1,385,270
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	965,000	954,667
Santander Holdings USA, Inc., Sr. Unscd. Bonds(d)	7.66	11/9/2031	1,000,000	1,100,578
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	2,000,000	1,997,199
The PNC Financial Services Group, Inc., Sub. Notes	5.42	1/25/2041	669,000	657,746

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.5% (continued)
Banks — 10.0% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	4.96	1/23/2037	668,000	652,621
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	1,540,000	1,566,509
				27,668,443
Beverage Products — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	3,225,000	3,253,184
Consumer Discretionary — .3%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	900,000	931,158
Consumer Durables & Apparel — .2%
Levi Strauss & Co., Sr. Unscd. Notes(b)	3.50	3/1/2031	525,000	483,760
Diversified Financials — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	1,590,000	1,586,902
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,352,740
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031	223,000	219,562
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,000,000	956,897
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	695,000	670,873
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	880,000	830,947
Blackstone Secured Lending Fund, Sr. Unscd. Notes	5.25	9/4/2029	622,000	613,721
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	870,000	890,859
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	444,000	434,482
Lseg US Fin Corp., Gtd. Notes(b)	5.25	3/23/2036	251,000	250,399
Sumisho Air Lease Corp., Sr. Unscd. Notes	5.10	3/1/2029	1,750,000	1,766,696
				9,574,078
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	209,000	204,415
Energy — 1.8%
Cheniere Energy Partners LP, Gtd. Notes(b)	5.35	11/30/2036	143,000	143,066
Coterra Energy Operating Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,898,541
Phillips 66 Co., Gtd. Notes, Ser. B(d)	6.20	3/15/2056	760,000	764,580
Saudi Arabian Oil Co., Sr. Unscd. Notes(b)	4.00	2/2/2029	250,000	246,682
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	500,000	500,843
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	400,000	418,446
				4,972,158
Environmental Control — .1%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	206,000	201,454
Food Products — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.75	3/31/2034	600,000	578,764
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	1,250,000	1,270,711
Mars, Inc., Sr. Unscd. Notes(b)	5.70	5/1/2055	900,000	888,436
				2,737,911
Health Care — 3.0%
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	607,000	592,950
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	1,925,000	1,848,883
Amgen, Inc., Sr. Unscd. Notes	5.65	2/19/2056	923,000	900,357
Augusta SpinCo Corp., Gtd. Notes	4.95	3/23/2033	240,000	239,335
HCA, Inc., Gtd. Notes	4.90	11/15/2035	1,000,000	968,283
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	820,000	815,708
Takeda US Financing Inc., Gtd. Notes(d)	5.90	7/7/2055	550,000	551,980

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.5% (continued)
Health Care — 3.0% (continued)
UnitedHealth Group Inc., Sr. Unscd. Notes	5.95	6/15/2055	400,000	410,316
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,035,000	2,054,072
				8,381,884
Industrial — .3%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	750,000	723,247
Information Technology — 1.4%
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	454,000	450,779
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	1,390,000	1,291,568
Oracle Corp., Sr. Unscd. Notes	5.88	9/26/2045	1,000,000	894,924
Salesforce, Inc., Sr. Unscd. Notes	5.20	3/15/2033	979,000	985,176
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	299,000	301,362
				3,923,809
Insurance — .5%
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	564,000	562,965
Liberty Mutual Group, Inc., Gtd. Notes(b)	5.25	5/1/2036	254,000	251,065
Marsh & McLennan Companies, Inc., Sr. Unscd. Notes	4.95	3/15/2036	454,000	447,260
				1,261,290
Internet Software & Services — .9%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	509,000	506,358
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	800,000	759,215
Meta Platforms, Inc., Sr. Unscd. Notes	5.25	5/15/2036	472,000	471,782
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	800,000	738,178
				2,475,533
Media — .2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	600,000	555,034
Metals & Mining — .6%
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	755,000	756,037
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	5.53	1/30/2037	620,000	614,141
Sibanye-Stillwater UK Financing PLC, Gtd. Notes(b)	6.25	11/15/2031	200,000	200,407
				1,570,585
Real Estate — 2.2%
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	1,000,000	1,015,697
Cousins Properties LP, Gtd. Notes	4.88	3/1/2033	726,000	707,285
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	1,000,000	991,652
Equinix Asia Financing Corp. Pte Ltd., Gtd. Notes	4.40	3/15/2031	372,000	365,459
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	1,000,000	980,967
Regency Centers LP, Gtd. Notes	4.50	3/15/2033	250,000	243,995
Ventas Realty LP, Gtd. Notes	5.63	7/1/2034	1,200,000	1,240,015
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	500,000	498,578
				6,043,648
Retailing — .7%
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	162,000	160,399
The Home Depot, Inc., Sr. Unscd. Notes(d)	4.85	6/25/2031	1,855,000	1,887,973
				2,048,372
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom, Inc., Sr. Unscd. Notes(b)	4.00	4/15/2029	3,325,000	3,286,875
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	1,500,000	1,521,870
Intel Corp., Sr. Unscd. Notes	4.65	6/1/2031	270,000	267,979
				5,076,724

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.5% (continued)
Telecommunication Services — 1.9%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030		3,250,000	3,221,348
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046		1,000,000	850,498
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056		100,000	101,559
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045		1,000,000	986,809
					5,160,214
Transportation — .1%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036		254,000	247,885
Utilities — 5.0%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036		852,000	833,746
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056		1,000,000	992,155
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029		2,000,000	1,900,885
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AR	4.85	4/1/2036		331,000	325,337
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055		750,000	771,460
Constellation Energy Generation LLC, Sr. Unscd. Notes(d)	5.88	1/15/2066		400,000	390,082
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056		379,000	369,817
Duke Energy Corp., Sr. Unscd. Notes	5.70	9/15/2055		700,000	672,112
Entergy Louisiana LLC, First Mortgage Bonds	4.90	4/15/2036		530,000	517,448
Exelon Corp., Jr. Sub. Notes(d)	6.50	3/15/2055		700,000	725,073
Generadora de Gatun SA, Sr. Scd. Notes(b),(d)	6.87	9/30/2044		200,000	205,238
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b)	6.00	10/1/2033		500,000	496,542
Louisville Gas & Electric Co., First Mortgage Bonds	5.85	8/15/2055		350,000	353,018
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056		900,000	907,289
NRG Energy, Inc., Gtd. Notes(b)	5.88	5/15/2034		146,000	145,155
Pacific Gas and Electric Co., First Mortgage Bonds	5.05	10/15/2032		750,000	745,874
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036		140,000	136,602
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056		683,000	656,738
PacifiCorp, First Mortgage Bonds	5.45	4/15/2033		1,077,000	1,097,287
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036		200,000	195,085
Puget Energy, Inc., Jr. Sub. Notes(b)	7.25	9/15/2056		377,000	381,504
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056		534,000	533,660
Southern Co. Gas Capital Corp., Gtd. Notes	6.05	9/15/2056		181,000	181,925
Vistra Operations Co. LLC, Gtd. Notes(b)	5.35	1/31/2036		345,000	337,650
					13,871,682
Total Corporate Bonds and Notes (cost $117,687,872)					117,116,151
Foreign Governmental — 3.1%
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	325,000	383,989
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		498,000	494,016
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		300,000	300,750
Colombia, Sr. Unscd. Notes	6.50	1/21/2033		800,000	791,200
Dominican Republic, Sr. Unscd. Notes(b)	5.75	3/17/2034		400,000	393,200
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		500,000	503,490
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054		450,000	429,982
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(b)	1.38	2/10/2031		1,670,000	1,458,366
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		800,000	782,534
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		900,000	883,575
Panama, Sr. Unscd. Notes	5.66	2/23/2038		200,000	200,300
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	6.13	4/14/2056		301,000	301,679

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 3.1% (continued)
Republic of South Africa, Sr. Unscd. Notes(b)	7.25	12/11/2055		200,000	197,462
Romanian, Sr. Unscd. Notes(b)	4.63	3/4/2033	EUR	239,000	271,502
Romanian, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	658,000	741,443
Saudi, Sr. Unscd. Notes(b)	5.88	1/12/2056		300,000	291,176
Total Foreign Governmental (cost $8,468,888)					8,424,664
Municipal Securities — 3.3%
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028		4,155,000	3,982,719
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027		5,315,000	5,182,070
Total Municipal Securities (cost $9,470,000)					9,164,789
U.S. Government Agencies Collateralized Mortgage Obligations — .5%
Federal National Mortgage Association, REMICS, Ser. 2013-39, Cl. UP(f) (cost $1,493,450)	2.50	5/25/2028		1,526,332	1,505,745
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $2,178,173)	1.83	12/16/2052		2,301,897	1,930,309

	Principal Amount ($)
U.S. Government Agencies Mortgage-Backed — 29.1%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051(f)	10,715,634	8,720,987
2.50%, 4/1/2052-8/1/2052(f)	8,445,488	7,169,236
3.50%, 6/1/2035-12/1/2048(f)	4,635,145	4,428,866
4.50%, 2/1/2034(f)	79,224	79,357
5.00%, 12/1/2045-6/1/2053(f)	10,693,648	10,653,777
5.50%, 7/1/2040-6/1/2055(f)	7,836,568	7,983,239
6.00%, 9/1/2055(f)	1,576,516	1,621,572
Federal National Mortgage Association:
2.00%, 4/1/2051(f)	3,606,964	2,913,736
2.50%, 3/1/2052(f)	4,405,313	3,759,016
3.00%, 1/1/2050-12/1/2051(f)	7,217,752	6,405,564
3.50%, 6/15/2056(f),(g)	750,000	681,817
4.00%, 6/15/2056(f),(g)	1,150,000	1,076,858
4.50%, 8/1/2053(f)	1,880,527	1,821,600
4.50%, 6/15/2056(f),(g)	1,650,000	1,584,224
5.00%, 6/15/2041(f),(g)	3,000,000	3,016,485
5.50%, 8/1/2053-4/1/2056(f)	4,337,833	4,379,624
5.50%, 6/15/2056(f),(g)	7,550,000	7,584,502
6.00%, 6/1/2054(f)	1,471,074	1,520,022
6.00%, 6/15/2056(f),(g)	625,000	638,267
Government National Mortgage Association II:
3.50%, 8/20/2055	2,208,043	1,991,343
4.00%, 2/20/2055-3/20/2055	2,453,307	2,284,823
Total U.S. Government Agencies Mortgage-Backed (cost $81,207,239)		80,314,915

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .6%
Federal Home Loan Banks, Bonds (cost $1,658,827)	5.00	6/18/2029	1,650,000	1,650,025

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 3.3%
U.S. Treasury Bonds	4.63	11/15/2045	317,000	302,983
U.S. Treasury Bonds(d)	4.63	2/15/2046	2,907,000	2,776,866
U.S. Treasury Bonds(d)	4.63	11/15/2055	990,000	934,777
U.S. Treasury Bonds	4.75	2/15/2056	336,000	323,925
U.S. Treasury Bonds	4.88	8/15/2045	1,086,000	1,072,679
U.S. Treasury Inflation Indexed Bonds(h)	2.38	2/15/2055	1,234,000	1,202,965
U.S. Treasury Notes	4.00	2/29/2028	1,604,000	1,604,251
U.S. Treasury Notes	4.13	4/30/2033	994,000	984,836
Total U.S. Treasury Securities (cost $9,248,983)				9,203,282

	1-Day Yield (%)	Shares
Investment Companies — 1.5%
Registered Investment Companies — 1.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(i) (cost $4,021,532)	3.59	4,021,532	4,021,532
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(i) (cost $789,985)	3.59	789,985	789,985
Total Investments (cost $291,409,414)		104.8%	288,971,536
Liabilities, Less Cash and Receivables		(4.8%)	(13,185,018)
Net Assets		100.0%	275,786,518

CLO—Collateralized Loan Obligation
EUR—Euro
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $70,315,359 or 25.5% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $6,951,589 and the value of the collateral was
$7,177,815, consisting of cash collateral of $789,985 and U.S. Government & Agency securities valued at $6,387,830.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Purchased on a forward commitment basis.
(h)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (1.6%)
Federal National Mortgage Association:
2.50%, 6/15/2056(a),(b)	(1,200,000)	(1,004,298)
3.00%, 6/15/2056(a),(b)	(600,000)	(524,126)
3.50%, 6/15/2041(a),(b)	(2,000,000)	(1,913,077)
5.50%, 6/15/2041(a),(b)	(1,000,000)	(1,017,734)
Total Sale Commitments (Proceeds $4,480,101)		(4,459,235)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	24	9/30/2026	4,952,786	4,957,500	4,714
5 Year U.S. Treasury Note	264	9/30/2026	28,210,137	28,303,688	93,551
10 Year U.S. Treasury Note	8	9/21/2026	879,137	878,625	(512)
Ultra U.S. Treasury Bond	177	9/21/2026	20,010,641	20,249,906	239,265
Futures Short
Euro-Bund	6	6/8/2026	873,763(a)	885,226	(11,463)
Euro-Buxl 30 Year Bond	2	6/8/2026	252,250(a)	256,841	(4,591)
Ultra 10 Year U.S. Treasury Note	2	9/21/2026	221,858	224,156	(2,298)
Gross Unrealized Appreciation					337,530
Gross Unrealized Depreciation					(18,864)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	1,548,731	Euro	1,314,000	6/9/2026	15,482
Morgan Stanley & Co. LLC
Euro	95,000	United States Dollar	111,405	6/9/2026	(554)
Gross Unrealized Appreciation					15,482
Gross Unrealized Depreciation					(554)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Active Core Bond ETF
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	30,531,914	—	30,531,914
Collateralized Loan Obligations	—	12,807,007	—	12,807,007
Commercial Mortgage-Backed	—	11,511,218	—	11,511,218
Corporate Bonds and Notes	—	117,116,151	—	117,116,151
Foreign Governmental	—	8,424,664	—	8,424,664
Municipal Securities	—	9,164,789	—	9,164,789
U.S. Government Agencies Collateralized Mortgage Obligations	—	1,505,745	—	1,505,745
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,930,309	—	1,930,309
U.S. Government Agencies Obligations	—	1,650,025	—	1,650,025
U.S. Government Agencies Mortgage-Backed	—	80,314,915	—	80,314,915
U.S. Treasury Securities	—	9,203,282	—	9,203,282
Investment Companies	4,811,517	—	—	4,811,517
	4,811,517	284,160,019	—	288,971,536
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	15,482	—	15,482
Futures††	337,530	—	—	337,530
	337,530	15,482	—	353,012
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(4,459,235)	—	(4,459,235)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(554)	—	(554)
Futures††	(18,864)	—	—	(18,864)
	(18,864)	(4,459,789)	—	(4,478,653)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended May 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2026 are set forth in the Schedule of Investments.
At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $2,083,418, consisting of $1,202,633 gross unrealized appreciation and $3,286,051 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.